Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit for the year	$ 3,298	$ 2,915
Items that may be reclassified to profit
Currency translation differences (net of taxes of $9 and $(2))	826	(43)
Change in fair value of debt securities (net of taxes of $nil and $nil)	(3)	(2)
Share of other comprehensive income of associates and joint ventures	1	0
Items that may be reclassified to profit	824	(45)
Items that will not be reclassified to profit
Change in fair value of marketable equity securities (net of taxes of $(14) and $1)	96	(4)
Remeasurements of retirement benefit plans (net of taxes of $13 and $(91))	(45)	171
Items that will not be reclassified to profit	51	167
Other comprehensive income (loss)	875	122
Total comprehensive income for the year	4,173	3,037
Total comprehensive income attributable to:
Shareholders of the company	4,132	2,994
Non-controlling interests	41	43
Total comprehensive income for the year	4,173	3,037
Total comprehensive income (loss) attributable to shareholders of the company from:
Continuing operations	4,904	3,249
Discontinued operations	(772)	(255)
Total comprehensive income, attributable to owners of parent	$ 4,132	$ 2,994